FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial assets	$ 1,661	$ 1,994
Fair Value	1,661	1,994
Financial liabilities, carrying	9,293	9,564
Financial liabilities, fair value	9,195	9,635
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	467	416
Financial liabilities, fair value	467	416
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	4,473	3,556
Financial liabilities, fair value	4,375	3,627
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	4,222	4,466
Financial liabilities, fair value	4,222	4,466
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	0	995
Financial liabilities, fair value	0	995
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	131	131
Financial liabilities, fair value	131	131
Class C Shares
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	80
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	512	469
Fair Value	512	469
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	423	402
Fair Value	423	402
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	168	30
Fair Value	168	30
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	558	1,093
Fair Value	$ 558	$ 1,093